Taxes - Income tax - Effective income tax on continuing operations - Statutory tax rate in France (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Statutory tax rate (as a percent)	25.82%	28.92%	34.43%	34.43%	34.43%